SHARE CAPITAL (Narrative) (Details) $ / shares in Units, $ in Thousands								1 Months Ended		3 Months Ended	6 Months Ended		12 Months Ended
	Mar. 02, 2022 shares	Feb. 11, 2022 USD ($) $ / shares shares	Feb. 10, 2022 $ / shares shares	Feb. 04, 2022 $ / shares shares	Feb. 04, 2022 $ / shares shares	Dec. 08, 2020 USD ($) $ / shares shares	Oct. 15, 2020 USD ($) $ / shares shares	Apr. 14, 2022 USD ($) $ / shares shares	Nov. 30, 2020 USD ($) $ / shares shares	Feb. 28, 2022 USD ($) $ / shares shares	Feb. 28, 2022 USD ($) Share $ / shares shares	Feb. 28, 2021 USD ($) shares	Aug. 31, 2021 USD ($) Share $ / shares shares	Aug. 31, 2020 shares	Jun. 30, 2017 USD ($)
Disclosure of classes of share capital [line items]
Number of shares outstanding | shares										96,236,340	96,236,340	73,957,914	75,271,126	64,095,073
Increase (decrease) in number of shares outstanding | shares										889,744
Equity issuance, price per share | $ / shares										$ 2.03
Gross proceeds from issuing shares										$ 1,807
Payments for share issue costs											$ 510	$ 1,186
Proceeds from issuance of equity											$ 19,928	25,325
Number of share options granted in share-based payment arrangement | Share											1,273,000		1,596,500
Stock options compensation expense											$ 1,305	1,036
Number of share options expired in share-based payment arrangement | Share											634,350
Deferred share unit expense											$ 176	498
Deferred share units share based compensation											255	424
Deferred share units director fees											79	75
Deferred share units additional share-based compensation											$ 269
Deferred share units issued and outstanding | shares										546,643	546,643
Deferred share units fully vested | shares										427,684	427,684
Aggregate restricted share units expense											$ 381	268
Restricted share units expense											340	237
Restricted share units expense capitalized											$ 41	31
Restricted share units settled | shares										164,348	164,348
Restricted share units issued and outstanding | shares										503,430	503,430
Restricted share units vested | shares										51,127	51,127
At-The-Market-Offering-Sales-Agreement [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding | shares									5,440,186		5,457,534		2,502,790
Equity issuance, price per share | $ / shares									$ 2.21		$ 2.53		$ 4.38
Gross proceeds from issuing shares									$ 12,000		$ 13,793		$ 10,951
Payments for share issue costs									$ 592				$ 701
Proceeds from issuance of equity											$ 78
At-The-Market-Offering-Sales-Agreement [Member] | Subsequent Events [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding | shares	39,963							2,447,718
Equity issuance, price per share | $ / shares								$ 2.38
Gross proceeds from issuing shares								$ 5,800
HCI [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding | shares						1,121,076
Equity issuance, price per share | $ / shares						$ 2.23					$ 1.695
Proceeds from issuance of equity						$ 2,500
Proportion of entity interest held by another entity		26.00%				31.00%	31.00%				25.81%
Deepkloof Limited [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding | shares		3,539,823					1,146,790
Equity issuance, price per share | $ / shares		$ 1.695					$ 2.18
Proceeds from issuance of equity		$ 6,000					$ 2,500
Convertible notes [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding | shares			4,719,763	7,073,746	7,073,746
Equity issuance, price per share | (per share)			$ 1.695	$ 1.695	$ 1.695
Borrowings										$ 19,990	$ 19,990				$ 20,000
Expensed [Member]
Disclosure of classes of share capital [line items]
Stock options compensation expense											1,199	947
Capitalized to mineral properties [Member]
Disclosure of classes of share capital [line items]
Stock options compensation expense											$ 106	$ 89